Note 11 - Right-of-Use Assets and Finance Lease Liabilities - Annual Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Capital lease payments 2020	$ 19,113
Capital lease payments 2021	19,099
Capital lease payments 2022	19,099
Capital lease payments 2023	64,387
Capital lease payments 2024	23,781
Capital lease payments Total	145,479
Less: Amount of interest (Leonidio and Kyparissia)	(6,882)
Total lease payments	138,597
Less: Financing costs, net	(1,862)
Total lease payments, net	$ 136,735	$ 339,332